U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI  53202

January 5, 2011

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Department of Investment Management
100 “F” Street, N.E.
Washington, D.C.  20549

Re:	Hotchkis and Wiley Funds
File Nos.  333-68740 and 811-10487

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, Hotchkis and Wiley Funds (the “Trust”) hereby certifies that the form of Prospectus and Statement of Additional Information for the Hotchkis and Wiley Capital Income Fund that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated December 31, 2010, and filed electronically as Post-Effective Amendment No. 21 to the Trust’s Registration Statement on Form N-1A on December 30, 2010.

If you have any questions or require further information, do not hesitate to contact the undersigned at (414) 765-5366.

Sincerely,

/s/ Edward Paz

Edward Paz, Esq.
for U.S. Bancorp Fund Services, LLC